Receivables	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 4 — Receivables

Accounts and royalties receivable, net consisted of the following:

	December 31,	December 31,
	2014	2013
Trade receivables	$609,179	$2,449,199
Other receivables	1,312,617	1,493,979
	1,921,796	3,943,178

Less allowance for doubtful accounts	(32,469)	(16,497)
	$1,889,327	$3,926,681

Other receivables consist primarily of royalties and transition service fees due from Arthrex and the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at	Charged to		Balance at
	Beginning of	Costs and	Balances	End of
	Period	Expenses	charged-off	Period

Year Ended December 31, 2014
Allowance for doubtful accounts	$16,497	$31,773	$(15,801)	$32,469

Year Ended December 31, 2013
Allowance for doubtful accounts	$42,709	$75,166	$(101,378)	$16,497